Property and Equipment, Net (Details) - Schedule of property plant and equipment - EQRx, INC. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Property and equipment:
Property and equipment	$ 3,058	$ 3,422	$ 78
Less: Accumulated depreciation	(338)	(1,212)
Property and equipment, net:	$ 2,720	2,210	78
Leasehold Improvements [Member]
Property and equipment:
Estimated Useful Life	Lesser of useful life or life of lease
Property and equipment	$ 1,479	1,492
Furniture and Fixtures [Member]
Property and equipment:
Estimated Useful Life	5 years
Property and equipment	$ 893	1,090
Capitalized Website Development [Member]
Property and equipment:
Estimated Useful Life	1 – 3 years
Property and equipment	$ 548
Computer Equipment [Member]
Property and equipment:
Estimated Useful Life	3 years
Property and equipment	$ 138	$ 189
Work In Progress [Member]
Property and equipment:
Estimated Useful Life	n.a.
Property and equipment			$ 78